Analysis of cash flows - Proceeds from borrowings (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Draw down from revolving credit facility	£ 400.0	£ 0.0
Increase in drawings on bank loans	0.0	247.2
Proceeds from borrowings and issue of bonds	1,044.5	247.2
Proceeds from €750 million bonds
Condensed Cash Flow Statements, Captions [Line Items]
Bond amount | €			€ 750,000,000
Proceeds from issues of bonds	£ 644.5	£ 0.0